SHARE-BASED PAYMENT ARRANGEMENTS	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENT ARRANGEMENTS

7. SHARE-BASED PAYMENT ARRANGEMENTS

A. Description of share-based payment arrangements

Stock option plan (equity-settled)

On January 20, 2016, the Company established a stock option plan (the “Stock Option Plan”) that entitles key management personnel and employees to purchase shares in the Company. Under the Stock Option Plan, holders of vested Options are entitled to purchase Common Shares for the exercise price as determined at the grant date.

On February 26, 2022, the Company established an omnibus incentive plan providing for up to 20% of the issued and outstanding Common Shares as of the date thereof (being 35.6 million Common Shares, less RSUs and Options outstanding under other equity inventive plans) to be issued as RSUs or Options to directors, officers, employees, and consultants of the Company (the “Omnibus Incentive Plan”). The Omnibus Incentive Plan was approved by shareholders of the Company on June 13, 2022.

In connection with the graduation to the TSX, the Company amended its Omnibus Incentive Plan (the “A&R Plan”) on July 13, 2022, and the Company’s shareholders approved the A&R Plan on June 9, 2023. Pursuant to the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding Options at any time shall be limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable award date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security-based compensation arrangement of the Company. In addition, the Company is authorized to grant up to 70,000,000 RSUs pursuant to the A&R Plan. The RSU limit is separate and distinct from the maximum number of Common Shares reserved for issuance pursuant to Options under the A&R Plan.

The following table depicts the number of Options granted (in thousands):

Grant Date	Number of Options	Vesting Conditions	Contractual Life of Options
Balance January 1, 2023	27,057
On March, 2023	1,500	16.7% on first anniversary, then quarterly vesting	10 years
On March, 2023	15	3 years quarterly vest	10 years
On June, 2023	65	33.3% on first anniversary, then quarterly vesting	10 years
On August, 2023	85	3 years quarterly vest	10 years
On November, 2023	10	33.3% on first anniversary, then quarterly vesting	10 years
Balance December 31, 2023	28,732
Balance January 1, 2024	28,732
On April, 2024	45	3 years vest	10 years
On August, 2024	30	3 years vest	10 years
On November, 2024	25	3 years quarterly vest	10 years
Balance December 31, 2024	28,832

B. Measurement of fair value

The fair value of the Options has been measured using the Black-Scholes formula. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The weighted-average grant date fair value and the inputs used in the measurement of the fair value at the grant and measurement date were as follows:

	December 31, 2024	December 31, 2023
Share price	$4.31 to $6.50	$1.25 to $1.67
Expected volatility (weighted-average)	69.4% - 95.0%	95.0% - 108.0%
Expected life (weighted-average)	3.90 to 10 years	10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	4.19 – 4.26%	3.62 – 3.95%
Weighted-average grant date fair value	$5.28	$1.28

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

Expected volatility has been based on an evaluation of historical volatility of the company’s share price.

C. Reconciliation of outstanding stock-options

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	December 31, 2024		December 31, 2023
	Number of Options	Weighted-Average Exercise Price	Number of Options	Weighted-Average Exercise Price
Outstanding at beginning of year	21,943	$0.92	21,746	$0.87
Granted	100	5.28	1,675	1.28
Forfeited/ Expired	(88)	1.30	(312)	1.41
Exercised	(6,964)	0.60	(1,166)	0.36
Outstanding at end of year	14,991	$1.09	21,943	$0.92
Exercisable at end of year	11,702	0.96	15,566	0.72

The Options outstanding as of December 31, 2024 had a weighted average exercise price of $1.09 (December 31, 2023: $0.92) and a weighted-average remaining contractual life of 6.6 years (December 31, 2023: 8.8 years).

The fair value of stock options vested, and the intrinsic value of stock options exercised are as follows:

	For the Year Ended
	December 31, 2024	December 31, 2023
Fair value of options vested	$1.38	$1.17
Intrinsic value of options exercised	$4.11	$1.16

D. Restricted share unit plan

Restricted share unit plan

Under the Company’s agent performance grant program, the Company issues RSUs to agents based on an agent meeting certain performance metrics, and successfully attracting other performing agents to the Company. Each RSU, which have a vesting term of up to 3 years and subject to forfeiture in certain circumstances, entitles the holder to one Common Share. The Company recognizes expense from the issuance of these RSUs during the applicable vesting period based upon the best available estimate of the number RSUs expected to vest with a corresponding increase in stock-based compensation reserve. The expense recognized from the issuance of RSU awards for the year ended December 31, 2024 was $9.7 million, and was classified as marketing expense.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

Under the Company’s agent stock purchase program, agents purchase RSUs, which vest immediately, using a percentage of the agent’s commission that is withheld by the Company. Each RSU entitles the holder to one Common Share. The RSUs are expensed in the period in which they are issued with a corresponding increase in equity. Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 15% of the commission withheld if an agent has not met the Cap and (ii) 30% of the commission withheld if an agent has met the Cap. On January 1, 2024, the Company updated the Bonus RSUs structure to matching (i) 10% of the commission withheld if an agent has not met the Cap and (ii) 20% of the commission withheld if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to commissions and other agent-related costs and the Bonus RSUs are expensed to marketing expenses within the consolidated statements of comprehensive loss. RSUs purchased under the program are expensed immediately and Bonus RSUs are amortized over the vesting period with a corresponding increase in stock-based compensation reserve.

Stock compensation awards granted to full time employees (“FTEs”) are classified as a general and administrative, research and development, or marketing expense based on the appropriate department within the consolidated statements of comprehensive loss.

During the twelve months ended December 31, 2024, the Company granted RSU awards related to 17.8 million common shares with a weighted average grant date fair value of $4.26. Included within the RSU awards granted in 2024 were 1.5 million performance-based awards. There were 23.4 million common shares granted during the twelve months ended December 31, 2023, with a weighted average grant date fair value of $1.43.

The following table illustrates the Company’s stock activity (in thousands of units) for the restricted share units under its equity plan. Once fully vested, awards are either settled in stock or the equivalent cash value, as determined in the Company’s discretion.

Restricted Share Units
Balance at, December 31, 2022	16,908
Granted	23,400
Vested and Issued	(10,631)
Forfeited	(2,068)
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619

Stock Based Compensation Expense

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the consolidated statement of loss.

	For the Year Ended
	December 31, 2024			December 31, 2023
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock Based Compensation	-	32,537	32,537	-	21,562	21,562
Marketing Expenses –Agent Stock Based Compensation	382	9,695	10,077	2,209	5,571	7,780
Marketing Expenses –FTE Stock Based Compensation	2	27	29	7	7	14
Research and Development –FTE Stock Based Compensation	24	925	949	142	298	440
General and Administrative –FTE Stock Based Compensation	1,763	7,561	9,324	5,914	2,693	8,607
Total Stock Based Compensation	2,171	50,745	52,916	8,272	30,131	38,403

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023